OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 2,040,158	$ 1,886,042	$ 1,623,670
Capitalizations / Acquisitions / Purchases	682,696	599,678	482,528
Amortization	(277,022)	(257,917)	(237,628)
Impairment loss			(3,000)
Withdrawals	(13,206)	(5,000)	(18,706)
Arrangement of entities	(14,792)
Discontinued operations		(23,239)	(77,335)
Reclassification BAC		(190,970)	93,639
Effect of movements in exchange rates	(35,407)	31,564	22,874
Ending Balance	2,382,427	2,040,158	1,886,042
Internally Generated - Developing
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	789,686	563,261	473,204
Capitalizations / Acquisitions / Purchases	629,807	494,055	376,344
Transfers	(191,381)	(252,193)	(290,425)
Withdrawals	(11,244)	(3,619)	(9,962)
Arrangement of entities	(14,333)
Discontinued operations			13,538
Reclassification BAC		(13,538)
Effect of movements in exchange rates	(1,092)	1,720	562
Ending Balance	1,201,443	789,686	563,261
Internally Generated - In Use
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	463,960	378,956	227,555
Amortization	(89,949)	(70,538)	(44,916)
Transfers	111,365	155,588	197,235
Withdrawals		(46)	(918)
Ending Balance	485,376	463,960	378,956
Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	786,512	943,825	922,911
Capitalizations / Acquisitions / Purchases	52,889	105,623	106,184
Amortization	(187,073)	(187,379)	(192,712)
Impairment loss			(3,000)
Transfers	80,016	96,605	93,190
Withdrawals	(1,962)	(1,335)	(7,826)
Arrangement of entities	(459)
Discontinued operations		(23,239)	(90,873)
Reclassification BAC		(177,432)	93,639
Effect of movements in exchange rates	(34,315)	29,844	22,312
Ending Balance	$ 695,608	$ 786,512	$ 943,825